Income Taxes (Schedule Of Deferred Tax Assets And Deferred Tax Liabilities Due To Temporary Differences) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Loss reserves	$ 103,701	$ 85,110
Employee benefits	132,906	117,593
Investment in partnerships	29,044	28,260
Foreclosed property	2,541	7,580
Accrued expenses	24,686	7,148
Capital loss carryforwards	58,453	0
Credit carryforwards	89,503	47,175
Federal NOL carryforward	9,563	0
State NOL carryforwards	27,980	21,454
Unrecognized tax benefits	7,897	13,848
Other	13,715	17,898
Gross deferred tax assets	499,989	346,066
Valuation allowance	(69,692)	(6,718)
Deferred tax assets after valuation allowances	430,297	339,348
Deferred tax liabilities:
Capitalized mortgage servicing rights	31,341	38,515
Depreciation and amortization	47,681	39,753
Federal Home Loan Bank stock	17,388	17,285
Investment in debt securities (ASC 320)	35,175	42,700
Other intangible assets	25,187	22,368
Prepaid expenses	11,790	11,520
Other	473	1,364
Gross deferred tax liabilities	169,035	173,505
Net deferred tax asset	$ 261,262	$ 165,843